Related-Party Transactions and Arrangements - (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
The Company incurred commissions, fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Offering:
Selling commissions	$2,979,558	$2,979,558
Selling commissions reallowed by Cole Capital	$2,979,558	$2,979,558
Dealer manager fees	$905,191	$905,191
Dealer manager fees reallowed by Cole Capital	$317,719	$317,719
Other organization and offering expenses	$906,121	$906,121
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Acquisition and Operations:
Acquisition fees and expenses	$1,303,721	$1,303,721
Advisory fees and expenses	$99,251	$99,251
Operating expenses	$48,039	$48,039